Schedule of changes in derivative financial instruments (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current derivative financial assets	R$ 8,269	R$ 33,769
Non-current derivative financial assets	1,069	34,091
Derivative financial assets	9,338	67,860
Current derivative financial liabilities	386,986	592,251
Non-current derivative financial liabilities	407,293	558,913
Derivative financial liabilities	794,279	1,151,164
DerivativeFinancialAssetsAndLiabilities	784,941	R$ 1,083,304
Non-hedge accounting transactions
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	216,088
Increase (decrease) in credit derivative, fair value	270,487
Financial settlement	(402,763)
Credit derivative, fair value at end of period	83,812
Non-hedge accounting transactions | Exchange swap
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	(3)
Increase (decrease) in credit derivative, fair value	48
Financial settlement	(43)
Credit derivative, fair value at end of period	2
Non-hedge accounting transactions | NCE swap
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	145,144
Increase (decrease) in credit derivative, fair value	48,726
Financial settlement	(193,870)
Non-hedge accounting transactions | Swap C 3 P G P [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	63,901
Increase (decrease) in credit derivative, fair value	198,599
Financial settlement	(178,638)
Credit derivative, fair value at end of period	83,862
Non-hedge accounting transactions | Swap Nafta Gasolina [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	7,046
Increase (decrease) in credit derivative, fair value	23,114
Financial settlement	(30,212)
Credit derivative, fair value at end of period	(52)
Hedge accounting transactions
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	867,216
Increase (decrease) in credit derivative, fair value	189,402
Financial settlement	(355,489)
Credit derivative, fair value at end of period	701,129
Extrinsic value	(72,398)
Accumulated OCI (equity)	(43,028)
Fair value	(766,987)
Hedge accounting transactions | Dollar Call And Put Ptions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	144,801
Increase (decrease) in credit derivative, fair value	130,980
Financial settlement	(160,354)
Credit derivative, fair value at end of period	115,427
Extrinsic value	(72,398)
Accumulated OCI (equity)	(43,028)
Fair value	(115,427)
Hedge accounting transactions | Interest Rate Swaps [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	155,775
Increase (decrease) in credit derivative, fair value	(12,569)
Financial settlement	(43,448)
Credit derivative, fair value at end of period	99,758
Fair value	(165,616)
Hedge accounting transactions | Dollar Swap C D I [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at beginning of period	566,640
Increase (decrease) in credit derivative, fair value	70,991
Financial settlement	(151,687)
Credit derivative, fair value at end of period	485,944
Fair value	R$ (485,944)